INTEREST BEARING LOANS AND BORROWINGS - Summary of Outstanding Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Jan. 01, 2021	Dec. 31, 2020	Nov. 30, 2020	May 31, 2020	Mar. 31, 2020	Nov. 30, 2019	Jun. 30, 2017	Feb. 28, 2017	Aug. 31, 2016	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Total debt	$ 2,390,314					$ 2,325,575				$ 2,143,811
Debt issuance costs	(23,113)					(24,318)				(20,176)
Accrued interest expense	19,499					9,379				7,805
Short-term debt and current portion of long-term debt	277,854					198,665				234,887
Long-term portion of debt	2,112,460					2,126,910				1,908,924
$252.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 252,400
$34.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 34,800
$250.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 250,700
$100.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount											100,800
$328.4 million term loan facility (CEXIM)
Disclosure of detailed information about borrowings [line items]
Notional amount																	$ 328,400
$321.6 million term loan facility (CEXIM)
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 321,600
$110.5 million term loan facility (ING)
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 110,500
$104.0 million term loan facility (Credit Suisse)
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 104,000
$110.5 million term loan facility (Credit Suisse #2)
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 110,500
$544.0 million lease financing (ICBCL)
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 544,000
$42.9 million term loan facility (Credit Suisse)
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 42,900
$62.5 million term loan facility (Credit Agricole)
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 62,500
$133.7 million term loan facility (CEXIM)
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 133,700
$58.5 million term loan facility (SEB)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 58,500
$58.5 million term loan facility (KFW)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 58,500
$130.0 million term loan facility (DNB)
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 130,000
$65.0 million term loan facility (ABN)
Disclosure of detailed information about borrowings [line items]
Notional amount						65,000
$65.0 million term loan facility (ING)
Disclosure of detailed information about borrowings [line items]
Notional amount						65,000
$275.0 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	275,000	$ 275,000																$ 275,000
Total debt									$ 60,000
Long-term portion of debt	209,700					209,700
Secured borrowings
Disclosure of detailed information about borrowings [line items]
Total debt	0					0				6,251
U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Total debt	2,184,228					2,130,814				2,089,931
U.S. dollar denominated floating rate debt | $252.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	242,908					281,009				319,112
U.S. dollar denominated floating rate debt | $34.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	34,814					39,348				43,880
U.S. dollar denominated floating rate debt | $250.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	129,912					185,627				250,738
U.S. dollar denominated floating rate debt | $100.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	85,399					93,075				100,750
U.S. dollar denominated floating rate debt | $328.4 million term loan facility (CEXIM)
Disclosure of detailed information about borrowings [line items]
Total debt	184,981					200,255				215,529
U.S. dollar denominated floating rate debt | $321.6 million term loan facility (CEXIM)
Disclosure of detailed information about borrowings [line items]
Total debt	184,183					203,163				222,145
U.S. dollar denominated floating rate debt | $110.5 million term loan facility (ING)
Disclosure of detailed information about borrowings [line items]
Total debt	84,469					91,709				98,949
U.S. dollar denominated floating rate debt | $104.0 million term loan facility (Credit Suisse)
Disclosure of detailed information about borrowings [line items]
Total debt	100,141					98,166				105,178
U.S. dollar denominated floating rate debt | $110.5 million term loan facility (Credit Suisse #2)
Disclosure of detailed information about borrowings [line items]
Total debt	96,125					103,116				110,107
U.S. dollar denominated floating rate debt | $544.0 million lease financing (ICBCL)
Disclosure of detailed information about borrowings [line items]
Total debt	459,918					490,500				521,071
U.S. dollar denominated floating rate debt | $42.9 million term loan facility (Credit Suisse)
Disclosure of detailed information about borrowings [line items]
Total debt	36,942					39,325				41,708
U.S. dollar denominated floating rate debt | $62.5 million term loan facility (Credit Agricole)
Disclosure of detailed information about borrowings [line items]
Total debt	53,820					57,292				60,764
U.S. dollar denominated floating rate debt | $133.7 million term loan facility (CEXIM)
Disclosure of detailed information about borrowings [line items]
Total debt	123,367					131,229				0
U.S. dollar denominated floating rate debt | $58.5 million term loan facility (SEB)
Disclosure of detailed information about borrowings [line items]
Total debt	55,250					58,500				0
U.S. dollar denominated floating rate debt | $58.5 million term loan facility (KFW)
Disclosure of detailed information about borrowings [line items]
Total debt	55,250					58,500				0
U.S. dollar denominated floating rate debt | $130.0 million term loan facility (DNB)
Disclosure of detailed information about borrowings [line items]
Total debt	127,562					0				0
U.S. dollar denominated floating rate debt | $65.0 million term loan facility (ABN)
Disclosure of detailed information about borrowings [line items]
Total debt	65,000					0				0
U.S. dollar denominated floating rate debt | $65.0 million term loan facility (ING)
Disclosure of detailed information about borrowings [line items]
Total debt	64,187					0				0
Total U.S. dollar denominated fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total debt	209,700					209,700				60,000
Total U.S. dollar denominated fixed rate debt | $275.0 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Total debt	$ 209,700					$ 209,700				$ 60,000